                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Fund shares are neither insured nor guaranteed by the U.S. government.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 05/31/84          since 08/24/92          since 08/13/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            8.67%       8.40%       5.57%       5.57%       4.87%       4.87%

10-year                    5.73        5.22        5.22        5.22          --          --

5-year                     5.76        4.73        4.93        4.69        4.91        4.91

1-year                     3.97       -0.99        3.18       -0.75        3.18        2.20

6-month                    0.55       -4.24        0.15       -3.77        0.15       -0.83
---------------------------------------------------------------------------------------------
SEC Yield                       3.03%                   2.42%                   2.43%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Merrill Lynch 1- to 10-Year U.S. Treasury Index is generally representative of fixed-rate, coupon-bearing U.S. Treasury Securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index is a total return index made up of all fixed rate securities backed by mortgage-backed securities. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen U.S. Government Fund is managed by the Adviser's Taxable Fixed Income team. Members of the team include W. David Armstrong, Managing Director; Scott F. Richard, Managing Director; and Neil Stone, Executive Director.(1) The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The market during the period was defined by a general relaxing of geopolitical tensions in the wake of the successful end of the initial combat phase of the war in Iraq. However, concerns remained regarding the underlying strength of the U.S. economy. Those concerns caused the Federal Reserve Bank (the Fed) to cut interest rates twice during the period, taking Treasury yields to their lowest levels in decades. Plunging interest rates led to record levels of homeowner refinancing, which proved to be a challenge for the mortgage-backed securities sector.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.      --  The fund returned 0.55 percent for the six months ended June 30,
            2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- By comparison, the fund's benchmarks, the Merrill Lynch 1- to 10-Year U.S. Treasury Index and the Lehman Brothers Mortgage Index, returned 2.53 percent and 1.60 percent, respectively.

        -- The fund's monthly dividend of $0.06 translated to a distribution rate of 4.79 percent based on the fund's maximum offering price on June 30, 2003 (Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definitions.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  Our expectation for an improving economy led us to assume a defensive duration posture, which held the fund back when interest rates fell sharply, especially in May.

(1)Team members may change at any time without notice.
 2

        -- The fund's premium-coupon holdings also lagged in the rally when the market began to bid down prices on bonds perceived to be vulnerable to prepayments.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  The fund benefited from being fully invested in mortgage-backed securities during the period, which helped maintain its competitive yield.

        -- We chose to keep a significant percentage of the portfolio invested in lower-coupon paper--paper that is less sensitive to prepayments. This also helped performance as low interest rates spurred higher mortgage prepayments during the period.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING KEY
       THEMES.

A. Our expectations for the economy centered around an anticipated return to positive growth in the relatively near term. This led us to position the fund defensively in an effort to help protect it from unwanted volatility. One of our key tactics was to keep the portfolio's duration shorter than that of its benchmarks. In doing so, the fund has a lower relative sensitivity to changing interest rates.

       We also adjusted the portfolio's coupon structure in an effort to avoid the adverse effects of continued rapid homeowner mortgage prepayment rates. Mortgage prepayments typically speed up when interest rates are low, and can result in our having to reinvest proceeds in current-coupon/ lower-yielding securities.

ASSET ALLOCATION AS OF 6/30/03              COUPON DISTRIBUTION AS OF 6/30/03
FNMA                           69.5%        6.0--6.9%                       34.4%
FHLMC                          15.6         7.0--7.9%                       45.7
GNMA                            9.2         8.0--8.9%                       16.5
REMIC/CMO                       5.7         9.0--9.9%                        1.9
                                            10.0% or more                    1.5

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. While it is difficult to predict with certainty, we believe there are several factors that indicate rising interest rates are more likely than falling rates over the near term. First, Treasury yields ended the period at multi-decade lows that appear to be unsustainable. Second, the economy's underlying strength appears fundamentally sound. Lastly, both fiscal and monetary policy remain geared to spurring near-term economic growth.

       Regardless of where rates may be headed, we will continue with our disciplined investment approach, monitoring the economy and the markets closely for opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
           COLLATERALIZED MORTGAGE OBLIGATIONS  5.0%
$    472   Federal Home Loan Mortgage
           Corp. .............................  9.250%         11/15/05        $       473,099
  20,176   Federal Home Loan Mortgage Corp.
           (Interest Only)....................  6.500          05/15/33              1,850,379
  56,822   Federal Home Loan Mortgage Corp.
           (Interest Only) (a)................  6.770          03/15/32              4,439,630
  20,871   Federal Home Loan Mortgage Corp.
           (Interest Only) REMIC (a)..........  6.820          03/15/32              1,579,513
  15,446   Federal Home Loan Mortgage Corp.
           (Interest Only) (a)................  6.920          06/15/31              1,400,183
  12,256   Federal Home Loan Mortgage Corp.
           (Interest Only) (a)................  7.370          03/15/32              1,040,335
  14,311   Federal Home Loan Mortgage Corp.
           (Interest Only)....................  8.000          06/01/31              2,071,699
  33,196   Federal National Mortgage
           Association Pools (Interest Only)
           (b)................................  6.000    02/25/22 to 08/25/33        8,422,446
   9,000   Federal National Mortgage
           Association Pools..................  6.022          11/25/10             10,414,651
  29,000   Federal National Mortgage
           Association Pools..................  6.740          08/25/07             33,155,164
   4,935   Federal National Mortgage
           Association Pools..................  7.500          01/19/39              5,510,485
  18,250   Federal National Mortgage
           Association Pools (Interest Only)
           REMIC..............................  6.000          07/25/33              2,995,920
  28,451   Federal National Mortgage
           Association Pools (Interest
           Only)..............................  6.500    07/01/31 to 05/25/33        2,915,627
  23,370   Federal National Mortgage
           Association Pools (Interest Only)
           REMIC..............................  7.000    03/01/32 to 04/25/33        2,399,093
   7,183   Federal National Mortgage
           Association Pools (Interest Only)
           (a)................................  7.065          12/25/29                393,020
  25,518   Federal National Mortgage
           Association Pools (Interest
           Only)..............................  7.500    11/01/29 to 01/01/32        3,212,279
   7,244   Government National Mortgage
           Association Pools (Interest
           Only)..............................  6.000          09/20/28                226,003

See Notes to Financial Statements                                              5

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
$ 26,026   Government National Mortgage
           Association Pools (Interest Only)
           (a)................................  6.770%         12/16/25        $     2,562,652
  25,074   Government National Mortgage
           Association Pools (Interest Only)
           REMIC (a)..........................  6.820          05/16/32              2,009,036
                                                                               ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  5.0%..............................       87,071,214
                                                                               ---------------

           MORTGAGE BACKED SECURITIES  143.2%
   8,750   Federal Home Loan Mortgage Corp.
           Gold 15 Year Dwarf Pools...........  6.500    07/01/14 to 08/01/14        9,198,329
   6,619   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools.................  6.000          04/01/29              6,872,482
   3,807   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools.................  6.500    03/01/29 to 10/01/29        3,966,916
 129,990   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools.................  7.500    06/01/17 to 12/01/32      138,230,953
  24,890   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools.................  8.000    12/01/19 to 05/01/32       26,812,793
  26,395   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools.................  8.500    10/01/10 to 08/01/31       28,323,823
   2,966   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools................. 10.000    02/01/10 to 08/01/21        3,380,118
      96   Federal Home Loan Mortgage Corp.
           Gold 30 Year Pools (FHA/VA)........ 10.000          01/01/19                109,519
  18,350   Federal Home Loan Mortgage Corp.,
           July...............................  5.000            TBA                18,952,100
  60,850   Federal Home Loan Mortgage Corp.,
           July...............................  6.000            TBA                63,093,844
 170,300   Federal Home Loan Mortgage Corp.,
           July...............................  6.500            TBA               177,271,741
  32,800   Federal Home Loan Mortgage Corp.,
           July...............................  7.500            TBA                34,870,500
   5,395   Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools.............  8.500    01/01/16 to 09/01/19        5,873,012
   1,438   Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools............. 10.000    12/01/08 to 10/01/18        1,609,953
     125   Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools............. 10.250          11/01/09                140,347
   3,768   Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools............. 11.000    10/01/04 to 01/01/21        4,310,537
      25   Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools (FHA/VA).... 10.000          09/01/10                 28,461
   7,550   Federal National Mortgage
           Association 15 Year Dwarf Pools....  6.000    07/01/12 to 09/01/14        7,902,038

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
           MORTGAGE BACKED SECURITIES (CONTINUED)
$  7,501   Federal National Mortgage
           Association 15 Year Dwarf Pools....  6.500%         11/01/13        $     7,921,716
   8,459   Federal National Mortgage
           Association 15 Year Dwarf Pools....  7.000    05/01/13 to 03/01/15        8,998,657
   1,818   Federal National Mortgage
           Association 15 Year Dwarf Pools....  7.500    04/01/15 to 11/01/15        1,946,273
   6,418   Federal National Mortgage
           Association 15 Year Dwarf Pools....  8.500          08/01/14              7,128,291
   1,983   Federal National Mortgage
           Association 20 Year Pools..........  7.000    02/01/18 to 05/01/22        2,106,159
     298   Federal National Mortgage
           Association 20 Year Pools..........  8.000    07/01/20 to 02/01/21          320,712
 240,719   Federal National Mortgage
           Association 30 Year Pools..........  6.000    10/01/28 to 04/01/33      250,344,522
  93,199   Federal National Mortgage
           Association 30 Year Pools..........  6.500    06/01/22 to 07/01/29       97,405,152
 341,061   Federal National Mortgage
           Association 30 Year Pools..........  7.000    04/01/17 to 05/01/33      359,358,078
 101,083   Federal National Mortgage
           Association 30 Year Pools..........  7.500    12/01/21 to 10/01/32      107,523,938
 112,961   Federal National Mortgage
           Association 30 Year Pools..........  8.000    12/01/16 to 09/01/32      121,736,744
  30,916   Federal National Mortgage
           Association 30 Year Pools..........  8.500    04/01/17 to 05/01/32       33,327,680
   1,285   Federal National Mortgage
           Association 30 Year Pools..........  9.000    03/01/10 to 02/01/21        1,424,917
   3,253   Federal National Mortgage
           Association 30 Year Pools..........  9.500    05/01/20 to 04/01/30        3,622,289
   1,768   Federal National Mortgage
           Association 30 Year Pools.......... 10.000    11/01/18 to 05/01/22        2,027,131
   1,759   Federal National Mortgage
           Association 30 Year Pools.......... 10.500    06/01/10 to 05/01/21        2,022,857
     789   Federal National Mortgage
           Association 30 Year Pools.......... 11.000    12/01/10 to 11/01/19          906,962
     206   Federal National Mortgage
           Association 30 Year Pools.......... 11.500    12/01/09 to 01/01/16          234,294
      12   Federal National Mortgage
           Association 30 Year Pools.......... 12.500          03/01/15                 14,241
     416   Federal National Mortgage
           Association 30 Year Pools.......... 13.000          06/01/15                494,188
     817   Federal National Mortgage
           Association 30 Year Pools
           (FHA/VA)...........................  9.000          05/01/09                891,647
     220   Federal National Mortgage
           Association 30 Year Pools (MFMR)...  9.000          03/01/08                224,645

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
           MORTGAGE BACKED SECURITIES (CONTINUED)
$ 73,100   Federal National Mortgage
           Association, July..................  4.500%           TBA           $    74,584,807
  18,300   Federal National Mortgage
           Association, July..................  5.000            TBA                18,906,188
  27,000   Federal National Mortgage
           Association, July..................  5.500            TBA                28,046,250
  89,100   Federal National Mortgage
           Association, July..................  6.000            TBA                93,025,924
 266,750   Federal National Mortgage
           Association, July..................  6.500            TBA               278,253,594
  79,350   Federal National Mortgage
           Association, September.............  5.000            TBA                79,994,719
 204,750   Federal National Mortgage
           Association, September.............  5.500            TBA               210,380,625
   9,784   Government National Mortgage
           Association 30 Year Pools..........  6.000    01/15/28 to 04/15/29       10,273,647
  25,799   Government National Mortgage
           Association 30 Year Pools..........  6.500    04/15/26 to 06/15/29       27,137,592
  15,907   Government National Mortgage
           Association 30 Year Pools..........  7.000    08/15/22 to 10/15/30       16,845,114
  21,815   Government National Mortgage
           Association 30 Year Pools..........  7.500    01/15/17 to 02/15/30       23,279,562
   8,399   Government National Mortgage
           Association 30 Year Pools..........  8.000    04/15/05 to 08/15/29        9,173,379
   7,091   Government National Mortgage
           Association 30 Year Pools..........  8.500    04/15/06 to 06/15/23        7,783,451
  11,179   Government National Mortgage
           Association 30 Year Pools..........  9.000    09/15/04 to 08/15/24       12,476,424
   7,741   Government National Mortgage
           Association 30 Year Pools..........  9.500    06/15/09 to 11/15/22        8,725,743
   2,015   Government National Mortgage
           Association 30 Year Pools.......... 10.500    09/15/10 to 02/15/20        2,348,160
     372   Government National Mortgage
           Association 30 Year Pools.......... 11.000    03/15/10 to 12/15/18          431,735
     561   Government National Mortgage
           Association 30 Year Pools.......... 11.500    10/15/10 to 02/15/16          658,125
     375   Government National Mortgage
           Association 30 Year Pools.......... 12.000    07/15/11 to 07/15/15          443,415
     136   Government National Mortgage
           Association 30 Year Pools
           (FHA/VA)........................... 12.250    06/15/14 to 06/15/15          161,673
     499   Government National Mortgage
           Association 30 Year Pools.......... 12.500    04/15/10 to 08/15/15          591,606
     270   Government National Mortgage
           Association 30 Year Pools.......... 13.000    01/15/11 to 06/15/15          323,623

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
           MORTGAGE BACKED SECURITIES (CONTINUED)
$  5,013   Government National Mortgage
           Association II 30 Year Pools.......  6.000%         04/20/29        $     5,232,538
   6,375   Government National Mortgage
           Association II 30 Year Pools.......  6.500    04/20/29 to 04/20/31        6,665,805
      24   Government National Mortgage
           Association II 30 Year Pools.......  8.500          02/20/17                 25,855
     983   Government National Mortgage
           Association II 30 Year Pools....... 10.500    04/20/14 to 05/20/19        1,141,514
     536   Government National Mortgage
           Association II 30 Year Pools....... 11.000    09/20/13 to 08/20/19          624,811
     281   Government National Mortgage
           Association II 30 Year Pools....... 11.500    08/20/13 to 07/20/19          331,437
     246   Government National Mortgage
           Association II 30 Year Pools....... 12.000    09/20/13 to 12/20/15          290,255
     220   Government National Mortgage
           Association II 30 Year Pools....... 12.500    10/20/13 to 09/20/15          261,541
  36,100   Government National Mortgage
           Association, July..................  5.500            TBA                37,589,125
  17,500   Government National Mortgage
           Association, July..................  6.000            TBA                18,336,710
                                                                               ---------------

TOTAL MORTGAGE BACKED SECURITIES  143.4%.....................................    2,515,273,506
                                                                               ---------------


TOTAL LONG-TERM INVESTMENTS  148.4%
  (Cost $2,565,872,884)......................................................    2,602,344,720
                                                                               ---------------

SHORT-TERM INVESTMENTS  16.0%
UNITED STATES TREASURY OBLIGATIONS  0.3%
United States Treasury Bill ($2,350,000 par, yielding 1.216%, 07/17/03
  maturity)..................................................................        2,348,731
United States Treasury Bill ($3,650,000 par, yielding 1.153%, 09/25/03
  maturity)..................................................................        3,639,973
                                                                               ---------------

TOTAL........................................................................        5,988,704
                                                                               ---------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

DESCRIPTION                                                                         VALUE
REPURCHASE AGREEMENT  15.7%
UBS Securities ($276,386,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/30/03, to be sold on
  07/01/03 at $276,394,445)..................................................  $   276,386,000
                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $282,374,704)........................................................      282,374,704
                                                                               ---------------

TOTAL INVESTMENTS  164.4%
  (Cost $2,848,247,588)......................................................    2,884,719,424
LIABILITIES IN EXCESS OF OTHER ASSETS  (64.4%)...............................   (1,130,225,849)
                                                                               ---------------

NET ASSETS  100.0%...........................................................  $ 1,754,493,575
                                                                               ===============

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) Securities purchased on a when-issued or delayed delivery basis.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

MFMR--Multi Family Mortgage Revenue

REMIC--Real Estate Mortgage Investment Conduits

TBA-- To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

 10                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $276,386,000 (Cost $2,848,247,588)........................  $2,884,719,424
Cash........................................................          30,397
Receivables:
  Investments Sold..........................................     288,759,607
  Interest..................................................       9,514,005
  Fund Shares Sold..........................................       4,638,600
Other.......................................................         192,184
                                                              --------------
    Total Assets............................................   3,187,854,217
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................   1,424,074,281
  Fund Shares Repurchased...................................       3,786,179
  Income Distributions......................................       2,332,614
  Distributor and Affiliates................................         943,684
  Variation Margin on Futures...............................         895,972
  Investment Advisory Fee...................................         755,111
Accrued Expenses............................................         348,505
Trustees' Deferred Compensation and Retirement Plans........         224,296
                                                              --------------
    Total Liabilities.......................................   1,433,360,642
                                                              --------------
NET ASSETS..................................................  $1,754,493,575
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,825,589,497
Net Unrealized Appreciation.................................      35,316,084
Accumulated Undistributed Net Investment Income.............     (12,090,238)
Accumulated Net Realized Loss...............................     (94,321,768)
                                                              --------------
NET ASSETS..................................................  $1,754,493,575
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,495,850,868 and 104,430,375 shares of
    beneficial interest issued and outstanding).............  $        14.32
    Maximum sales charge (4.75%* of offering price).........             .71
                                                              --------------
    Maximum offering price to public........................  $        15.03
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $206,946,860 and 14,502,511 shares of
    beneficial interest issued and outstanding).............  $        14.27
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $51,695,847 and 3,627,063 shares of
    beneficial interest issued and outstanding).............  $        14.25
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 43,106,292
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,723,660
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,695,484, $1,084,165 and $265,897,
  respectively).............................................     3,045,546
Shareholder Services........................................       894,664
Custody.....................................................       140,239
Legal.......................................................        51,712
Trustees' Fees and Related Expenses.........................        18,018
Other.......................................................       426,466
                                                              ------------
    Total Expenses..........................................     9,300,305
    Less Credits Earned on Cash Balances....................        19,003
                                                              ------------
    Net Expenses............................................     9,281,302
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 33,824,990
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 17,005,385
  Futures...................................................   (24,497,492)
                                                              ------------
Net Realized Loss...........................................    (7,492,107)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    52,045,044
                                                              ------------
  End of the Period:
    Investments.............................................    36,471,836
    Futures.................................................    (1,155,752)
                                                              ------------
                                                                35,316,084
                                                              ------------
Net Unrealized Depreciation During the Period...............   (16,728,960)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(24,221,067)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  9,603,923
                                                              ============

 12                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   33,824,990      $   70,708,248
Net Realized Gain/Loss................................       (7,492,107)         37,677,401
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (16,728,960)         20,002,464
                                                         --------------      --------------
Change in Net Assets from Operations..................        9,603,923         128,388,113
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (38,693,959)        (89,510,558)
  Class B Shares......................................       (4,583,863)         (8,625,315)
  Class C Shares......................................       (1,125,512)         (2,035,193)
                                                         --------------      --------------
Total Distributions...................................      (44,403,334)       (100,171,066)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (34,799,411)         28,217,047
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      288,537,456         777,213,725
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       29,562,376          64,294,257
Cost of Shares Repurchased............................     (396,515,070)       (726,702,588)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (78,415,238)        114,805,394
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................     (113,214,649)        143,022,441
NET ASSETS:
Beginning of the Period...............................    1,867,708,224       1,724,685,783
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of ($12,090,238) and
  ($1,511,894), respectively).........................   $1,754,493,575      $1,867,708,224
                                                         ==============      ==============

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                JUNE 30,    -------------------------------------------------------
                                2003      2002 (a)   2001 (a)(b)   2000 (a)     1999       1998
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $  14.60    $  14.36    $  14.04     $  13.52   $  14.46   $  14.62
                              --------    --------    --------     --------   --------   --------
  Net Investment Income.....       .28         .59         .78          .84        .90        .94
  Net Realized and
    Unrealized Gain/Loss....      (.20)        .48         .33          .50       (.92)      (.12)
                              --------    --------    --------     --------   --------   --------
Total from Investment
  Operations................       .08        1.07        1.11         1.34       (.02)       .82
Less Distributions from Net
  Investment Income.........       .36         .83         .79          .82        .92        .98
                              --------    --------    --------     --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD....................  $  14.32    $  14.60    $  14.36     $  14.04   $  13.52   $  14.46
                              ========    ========    ========     ========   ========   ========

Total Return (c)............     0.55%*      7.61%       8.17%       10.24%      -.11%      5.77%
Net Assets at End of the
  Period (In millions)......  $1,495.9    $1,606.1    $1,551.9     $1,582.0   $1,817.0   $2,079.6
Ratio of Expenses to Average
  Net Assets (d)............      .91%        .90%        .87%         .92%       .91%       .90%
Ratio of Interest Expense to
  Average Net Assets........       N/A         N/A         N/A         .05%       .07%       .04%
Ratio of Net Investment
  Income to Average Net
  Assets....................     3.85%       4.06%       5.46%        6.23%      6.50%      6.45%
Portfolio Turnover..........      280%*       101%         32%          44%       112%        82%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. These changes for the period ended December 31, 2001 decreased net investment income per share by less than $.01 and increased net realized and unrealized gains per share by less than $.01. However, the ratio of net investment income to average net assets decreased from 5.49% to 5.46%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the year ended December 31, 2000.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                       YEAR ENDED DECEMBER 31,
CLASS B SHARES                  JUNE 30,     -------------------------------------------------------
                                  2003       2002 (a)    2001 (a)(b)    2000 (a)     1999      1998
                               ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $14.55       $14.31       $14.02        $13.50     $14.44    $14.61
                                 ------       ------       ------        ------     ------    ------
  Net Investment Income.......      .21          .48          .66           .74        .75       .82
  Net Realized and Unrealized
    Gain/Loss.................     (.19)         .48          .33           .50       (.88)     (.13)
                                 ------       ------       ------        ------     ------    ------
Total from Investment
  Operations..................      .02          .96          .99          1.24       (.13)      .69
Less Distributions from Net
  Investment Income...........      .30          .72          .70           .72        .81       .86
                                 ------       ------       ------        ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................   $14.27       $14.55       $14.31        $14.02     $13.50    $14.44
                                 ======       ======       ======        ======     ======    ======

Total Return (c)..............    0.15%*       6.81%        7.32%         9.36%      -.92%     4.87%
Net Assets at End of the
  Period (In millions)........   $206.9       $210.6       $140.5        $ 86.1     $130.4    $284.2
Ratio of Expenses to Average
  Net Assets (d)..............    1.69%        1.69%        1.68%         1.70%      1.71%     1.72%
Ratio of Interest Expense to
  Average Net Assets..........      N/A          N/A          N/A          .05%       .07%      .04%
Ratio of Net Investment Income
  to Average Net Assets.......    3.05%        3.32%        4.59%         5.47%      5.73%     5.63%
Portfolio Turnover............     280%*        101%          32%           44%       112%       82%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. These changes for the period ended December 31, 2001 decreased net investment income per share by less than $.01 and increased net realized and unrealized gains per share by less than $.01. However, the ratio of net investment income to average net assets decreased from 4.62% to 4.59%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the year ended December 31, 2000.

N/A=Not Applicable

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                       YEAR ENDED DECEMBER 31,
CLASS C SHARES                  JUNE 30,     -------------------------------------------------------
                                  2003       2002 (a)    2001 (a)(b)    2000 (a)     1999      1998
                               ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $14.53       $14.29       $14.00        $13.50     $14.44    $14.61
                                 ------       ------       ------        ------     ------    ------
  Net Investment Income.......      .21          .48          .65           .73        .78       .82
  Net Realized and Unrealized
    Gain/Loss.................     (.19)         .48          .34           .49       (.91)     (.13)
                                 ------       ------       ------        ------     ------    ------
Total from Investment
  Operations..................      .02          .96          .99          1.22       (.13)      .69
Less Distributions from Net
  Investment Income...........      .30          .72          .70           .72        .81       .86
                                 ------       ------       ------        ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................   $14.25       $14.53       $14.29        $14.00     $13.50    $14.44
                                 ======       ======       ======        ======     ======    ======

Total Return (c)..............    0.15%*       6.81%        7.25%         9.29%      -.92%     4.87%
Net Assets at End of the
  Period (In millions)........   $ 51.7       $ 51.0       $ 32.2        $ 20.6     $ 19.3    $ 18.0
Ratio of Expenses to Average
  Net Assets (d)..............    1.69%        1.69%        1.68%         1.68%      1.72%     1.72%
Ratio of Interest Expense to
  Average Net Assets..........      N/A          N/A          N/A          .05%       .07%      .04%
Ratio of Net Investment Income
  to Average Net Assets.......    3.05%        3.32%        4.56%         5.46%      5.66%     5.63%
Portfolio Turnover............     280%*        101%          32%           44%       112%       82%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. These changes for the period ended December 31, 2001 decreased net investment income per share by less than $.01 and increased net realized and unrealized gains per share by less than $.01. However, the ratio of net investment income to average net assets decreased from 4.59% to 4.56%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the year ended December 31, 2000.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Government Fund (the "Fund") is organized as a series of the Van Kampen U.S. Government Trust, a Delaware business trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The distribution of the Fund's Class B and Class C Shares commenced on August 24, 1992 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments and forwards are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery", or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2003, the Fund has $5,729,955 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $97,548,630 which will expire between December 31, 2003 and December 31, 2010. Of this amount, $3,771,775 will expire on December 31, 2003.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,849,027,384
                                                                ==============
Gross tax unrealized appreciation...........................    $   38,723,652
Gross tax unrealized depreciation...........................        (3,031,612)
                                                                --------------
Net tax unrealized appreciation on investments..............    $   35,692,040
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

Distributions paid from:
  Ordinary income...........................................    $96,277,820
  Long-term Capital Gain....................................            -0-
                                                                -----------
                                                                $96,277,820
                                                                -----------

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,308,961

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $19,003 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................      0.550%
Next $500 million...........................................      0.525%
Next $2 billion.............................................      0.500%
Next $2 billion.............................................      0.475%
Next $2 billion.............................................      0.450%
Next $2 billion.............................................      0.425%
Over $9 billion.............................................      0.400%

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $30,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $100,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $720,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $156,041 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At June 30, 2003, capital aggregated $1,535,679,556, $240,821,688, and
$49,088,253 for Classes A, B and C, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,846,437    $ 230,137,542
  Class B...................................................    2,918,342       42,274,975
  Class C...................................................    1,117,341       16,124,939
                                                              -----------    -------------
Total Sales.................................................   19,882,120    $ 288,537,456
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,738,733    $  25,188,496
  Class B...................................................      246,379        3,555,507
  Class C...................................................       56,781          818,373
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,041,893    $  29,562,376
                                                              ===========    =============
Repurchases:
  Class A...................................................  (23,165,078)   $(336,069,690)
  Class B...................................................   (3,138,059)     (45,197,758)
  Class C...................................................   (1,060,702)     (15,247,622)
                                                              -----------    -------------
Total Repurchases...........................................  (27,363,839)   $(396,515,070)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At December 31, 2002, capital aggregated $1,616,423,208, $240,188,964, and
$47,392,563 for Classes A, B and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   41,976,601    $ 613,354,559
  Class B...................................................    8,720,107      126,970,254
  Class C...................................................    2,536,616       36,888,912
                                                              -----------    -------------
Total Sales.................................................   53,233,324    $ 777,213,725
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    3,881,617    $  56,528,253
  Class B...................................................      432,666        6,285,445
  Class C...................................................      102,067        1,480,559
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,416,350    $  64,294,257
                                                              ===========    =============
Repurchases:
  Class A...................................................  (43,954,426)   $(641,426,609)
  Class B...................................................   (4,498,477)     (65,269,854)
  Class C...................................................   (1,380,359)     (20,006,125)
                                                              -----------    -------------
Total Repurchases...........................................  (49,833,262)   $(726,702,588)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares are purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares are purchased. For the six months ended June 30, 2003 and the year ended December 31, 2002, 164,025 and 906,398 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and the year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule:

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $141,100 and CDSC on redeemed shares of approximately $348,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales on investments, including principal paydowns and excluding short-term investments, were $7,433,882,406 and $7,619,575,116, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the six months ended June 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2002............................       9,511
Futures Opened..............................................      14,776
Futures Closed..............................................     (19,449)
                                                                 -------
Outstanding at June 30, 2003................................       4,838
                                                                 =======

    The futures contracts outstanding as of June 30, 2003, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bonds Futures September 2003 (Current Notional
  Value of $117,344 per contract)...........................      370       $  (526,916)
SHORT CONTRACTS:
Eurodollar Futures December 2003 (Current Notional Value of
  $247,188 per contract)....................................       36          (151,494)
Eurodollar Futures March 2004 (Current Notional Value of
  $246,913 per contract)....................................       36          (169,399)
Eurodollar Futures September 2003 (Current Notional Value of
  $247,313 per contract)....................................       36          (124,073)
Swap 10-Year Futures September 2003 (Current Notional Value
  of $116,625 per contract).................................      273           403,967
U.S. Treasury Notes 2-Year Futures September 2003 (Current
  Notional Value of $216,297 per contract)..................    1,207           (18,980)
U.S. Treasury Notes 5-Year Futures September 2003 (Current
  Notional Value of $115,125 per contract)..................    2,863          (596,498)
U.S. Treasury Notes 10-Year Futures September 2003 (Current
  Notional Value of $117,438 per contract)..................       17            27,641
                                                                -----       -----------
                                                                4,838       $(1,155,752)
                                                                =====       ===========

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Fund may invest in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or branches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended June 30, 2003, are payments retained by Van Kampen of approximately $980,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $105,100. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $11,804,800 and $206,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the plan or CDSC.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN U.S. GOVERNMENT FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 40, 340, 540
                                                 USGF SAR 8/03 11600H03-AP-8/03

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust
             ------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ---------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003